Inventories (Tables)	3 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories
	March 31, 2026	December 31, 2025
	U.S. dollars in thousands
Work in process	6,581	5,008
Finished goods	4,325	5,109
	10,906	10,117